As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT F
INVESTMENT COMPANY

Investment Company Act file number 811-03445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 96.46%
COMMON STOCKS - 64.84%
AEROSPACE & DEFENSE - 7.95%
Orbital ATK, Inc. (e)	574,932	$76,241,733
Rockwell Collins, Inc. (e)	832,010	112,196,548
		188,438,281
ALTERNATIVE CARRIERS - 0.15%
CenturyLink, Inc. (e)	220,138	3,616,867
BEVERAGES - 3.29%
Dr Pepper Snapple Group, Inc.	657,476	77,832,009
BIOTECHNOLOGY - 0.20%
Ablynx NV - ADR (a)	88,655	4,837,017
BROADCASTING - 1.68%
Discovery Communications, Inc. Class C (a)	199,782	3,899,745
Tribune Media Company Class A	884,756	35,841,465
		39,741,210
CASINOS & GAMING - 0.78%
Pinnacle Entertainment, Inc. (a)	612,301	18,460,875
DATA PROCESSING & OUTSOURCED SERVICES - 0.02%
MoneyGram International, Inc. (a)	55,563	478,953
DIVERSIFIED CHEMICALS - 3.61%
DowDuPont, Inc. (e)	710,388	45,258,820
Huntsman Corporation (e)	1,379,969	40,364,093
		85,622,913
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)(e)	125,668	211,122
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.66%
Orbotech Ltd. (a)(b)	631,919	39,292,723
FERTILIZERS & AGRICULTURAL CHEMICALS - 3.95%
Monsanto Company	800,860	93,452,353
HEALTH CARE SERVICES - 0.23%
Almost Family, Inc. (a)	18,211	1,019,816
Express Scripts Holding Company (a)	65,632	4,533,859
		5,553,675
HOTELS, RESORTS & CRUISE LINES - 1.78%
ILG, Inc.	1,352,152	42,065,449
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.15%
Dynegy, Inc. (a)	266,506	3,603,161
IT CONSULTING & OTHER SERVICES - 0.40%
CSRA, Inc. (a)	229,869	9,477,499
MANAGED HEALTH CARE - 3.58%
Aetna, Inc. (e)	501,267	84,714,123
MOVIES & ENTERTAINMENT - 12.95% (a)
Time Warner, Inc. (e)	2,023,308	191,364,471
Twenty-First Century Fox, Inc. Class A	720,789	26,445,748
Twenty-First Century Fox, Inc. Class B	2,443,019	88,852,601
		306,662,820
OIL & GAS STORAGE & TRANSPORTATION - 2.50%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	2,276,354	59,213,476
PAPER PRODUCTS - 0.32%
KapStone Paper and Packaging Corporation	218,992	7,513,616
PROPERTY & CASUALTY INSURANCE - 2.10%
XL Group Ltd. (b)	898,571	49,655,033
REGIONAL BANKS - 0.00%
MainSource Financial Group, Inc.	841	34,187
REINSURANCE - 1.00%
Validus Holdings Ltd. (b)	352,190	23,755,216
REITs - 1.99%
GGP, Inc.	2,299,837	47,054,665
SEMICONDUCTORS - 12.79%
Cavium, Inc. (a)(e)	359,407	28,529,728
Microsemi Corporation (a)	1,099,700	71,172,584
NXP Semiconductors NV (a)(b)(e)	1,737,132	203,244,444
		302,946,756

SPECIAL PURPOSE ACQUISITION COMPANIES - 1.75%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(f)	662,154	6,608,297
Black Ridge Acquisition Corporation (a)	286,249	2,773,753
Electrum Special Acquisition Corporation (a)(b)	296,519	3,077,867
Federal Street Acquisition Corporation (a)(f)	128,720	1,253,089
FinTech Acquisition Corporation II (a)	142,251	1,413,975
Industrea Acquisition Corporation Class A (a)	9,171	89,968
Kayne Anderson Acquisition Corporation Class A (a)	490,467	4,801,672
Modern Media Acquisition Corporation (a)	477,700	4,753,115
Mudrick Capital Acquisition Corporation (a)	428,413	4,378,381
National Energy Services Reunited Corporation (a)(b)	240,225	2,385,434
Pensare Acquisition Corporation (a)	708,822	6,889,750
Tiberius Acquisition Corporation (a)(f)	311,172	3,130,390
		41,555,691
TOTAL COMMON STOCKS (Cost $1,539,158,252)		1,535,789,690

PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.20%
ConvergeOne Holdings, Inc. (a)	516,989	4,776,978
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $4,135,912)		4,776,978

CLOSED-END FUNDS - 12.50%
Altaba, Inc. (a)(e)	3,998,359	296,038,500
TOTAL CLOSED-END FUNDS (Cost $200,601,880)		296,038,500

PREFERRED STOCKS - 0.25%
NuStar Logistics LP, 8.456% (3 Month LIBOR + 6.734%), 1/15/2043 (j)	233,312	5,891,128
TOTAL PREFERRED STOCKS (Cost $5,880,547)		5,891,128

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	891,153	26,735
Property Development Centers LLC	1,713,496	34,270
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		61,005

RIGHTS - 0.03% (a)(f)
Black Ridge Acquisition Corporation	286,249	85,875
Modern Media Acquisition Corporation	477,700	212,099
Pensare Acquisition Corporation	708,822	354,411
TOTAL RIGHTS (Cost $589,350)		652,385

WARRANTS - 0.03% (a)(f)
Black Ridge Acquisition Corporation	286,249	111,637
ConvergeOne Holdings, Inc.	142,444	170,078
Federal Street Acquisition Corporation	64,360	77,232
Modern Media Acquisition Corporation	238,850	124,202
Pensare Acquisition Corporation	354,411	188,724
TOTAL WARRANTS (Cost $477,579)		671,873

	Principal Amount
CONVERTIBLE BONDS - 0.59% (f)
Impax Laboratories, Inc.
2.000%, 6/15/2022	$14,097,000	14,031,209
TOTAL CONVERTIBLE BONDS (Cost $13,827,510)		14,031,209

CORPORATE BONDS - 4.90% (f)
Aleris International, Inc.
9.500%, 4/1/2021 (h)	9,190,000		9,592,062
Dynegy, Inc.
5.875%, 6/1/2023	15,354,000		15,817,691
General Cable Corporation
5.750%, 10/1/2022	4,400,000		4,537,500
HRG Group, Inc.
7.750%, 1/15/2022	11,205,000		11,660,203
McDermott International, Inc.
8.000%, 5/1/2021 (b)(h)	2,887,000		2,962,784
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	20,057,000		21,084,921
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	2,935,000		2,986,362
6.500%, 6/1/2022	1,939,000		1,988,687
Rite Aid Corporation
9.250%, 3/15/2020	19,721,000		19,775,233
6.750%, 6/15/2021	6,008,000		6,150,690
6.125%, 4/1/2023 (h)	10,019,000		10,144,237
T-Mobile USA, Inc.
6.836%, 4/28/2023	7,011,000		7,273,913
Tribune Media Company
5.875%, 7/15/2022	2,033,000		2,071,119
TOTAL CORPORATE BONDS (Cost $116,380,300)			116,045,402

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00%
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $287.00	2,120	$55,787,800	12,720
			12,720
PURCHASED PUT OPTIONS - 0.33%
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $60.00	4,422	28,172,562	234,366
Expiration: April 2018, Exercise Price: $65.00	948	6,039,708	215,670
Huntsman Corporation
Expiration: May 2018, Exercise Price: $29.00	11,221	32,821,425	1,514,835
Materials Select Sector SPDR Trust
Expiration: April 2018, Exercise Price: $60.00	1,561	8,888,334	605,668
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $265.00	1,527	40,183,005	836,796
Expiration: April 2018, Exercise Price: $268.00	1,270	33,420,050	904,240
Expiration: April 2018, Exercise Price: $275.00	424	11,157,560	530,000
Expiration: May 2018, Exercise Price: $261.00	1,277	33,604,255	720,866
Expiration: May 2018, Exercise Price: $265.00	1,703	44,814,445	1,217,645
Twenty-First Century Fox, Inc. Class A
Expiration: June 2018, Exercise Price: $30.00	1,935	7,099,515	29,025
United Technologies Corporation
Expiration: August 2018, Exercise Price: $105.00	227	2,856,114	39,385
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $105.00	2,109	21,992,652	1,001,775
			7,850,271
TOTAL PURCHASED OPTIONS (Cost $5,571,234)			7,862,991

	Principal Amount
ESCROW NOTES - 0.09% (a)(d)(g)
AMR Corporation	$1,243,406		2,113,790
TOTAL ESCROW NOTES (Cost $679,555)			2,113,790

	Shares
SHORT-TERM INVESTMENTS - 12.70%
MONEY MARKET FUNDS - 7.63% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.55%	29,313,173	29,313,173
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.79%	35,495,985	35,498,826
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.58%	115,956,000	115,956,000
		180,767,999
	Principal Amount
U.S. TREASURY BILLS - 5.07% (e)(f)
United States Treasury Bills
1.18%, 4/19/2018	$3,200,000	3,197,539
1.19%, 4/26/2018	5,200,000	5,194,488
1.23%, 5/3/2018	4,400,000	4,393,859
1.29%, 5/10/2018	8,900,000	8,884,757
1.34%, 5/24/2018	12,900,000	12,869,334
1.37%, 5/31/2018	300,000	299,182
1.37%, 6/7/2018	6,700,000	6,679,649
1.40%, 6/14/2018	5,000,000	4,983,243
1.45%, 6/21/2018	4,100,000	4,084,636
1.45%, 6/28/2018	8,000,000	7,967,568
1.52%, 7/12/2018	3,900,000	3,881,009
1.56%, 7/26/2018	6,000,000	5,966,329
1.57%, 8/2/2018	12,600,000	12,523,413
1.65%, 8/9/2018	5,100,000	5,066,653
1.74%, 8/16/2018	8,600,000	8,540,266
1.77%, 8/23/2018	4,400,000	4,367,599
1.78%, 8/30/2018	8,600,000	8,533,395
1.80%, 9/6/2018	1,200,000	1,190,330
1.85%, 9/13/2018	2,200,000	2,181,420
1.84%, 9/20/2018	8,000,000	7,928,893
1.84%, 9/27/2018	1,300,000	1,287,964
		120,021,526
TOTAL SHORT-TERM INVESTMENTS (Cost $300,842,132)		300,789,525
TOTAL LONG INVESTMENTS (Cost $2,188,144,251) - 96.46%		2,284,724,476
	Shares
SHORT INVESTMENTS - (22.51)%
COMMON STOCKS - (22.51)%
AEROSPACE & DEFENSE - (1.14)%
United Technologies Corporation	(214,270)	(26,959,451)
AIRLINES - (0.14)%
American Airlines Group, Inc.	(65,211)	(3,388,364)
BROADCASTING - (0.45)%
Discovery Communications, Inc. Class A	(199,783)	(4,281,350)
Sinclair Broadcast Group, Inc. Class A	(203,571)	(6,371,772)
		(10,653,122)
CASINOS & GAMING - (0.29)%
Penn National Gaming, Inc.	(257,178)	(6,753,494)
DRUG RETAIL - (1.10)%
CVS Health Corporation	(419,934)	(26,124,094)
HEALTH CARE SERVICES - (0.04)%
LHC Group, Inc.	(16,569)	(1,019,988)
HOTELS, RESORTS & CRUISE LINES - (0.97)%
Marriott Vacations Worldwide Corporation	(171,376)	(22,827,283)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (0.15)%
Vistra Energy Corporation	(173,672)	(3,617,588)
INDUSTRIAL GASES - (0.69)%
Praxair, Inc. (f)	(114,305)	(16,362,761)
INTEGRATED TELECOMMUNICATION SERVICES - (3.20)%
AT&T, Inc.	(2,126,182)	(75,798,388)
INTERNET SOFTWARE & SERVICES - (10.54)%
Alibaba Group Holding Ltd. - ADR	(1,359,441)	(249,511,801)
MANAGED HEALTH CARE - (0.11)%
Cigna Corporation	(15,975)	(2,679,647)
MOVIES & ENTERTAINMENT - (2.20)%
The Walt Disney Company	(518,940)	(52,122,334)
REGIONAL BANKS - (0.00)%
First Financial Bancorp	(1,166)	(34,222)
REITs - (0.07)%
Brookfield Property Partners LP (b)	(88,617)	(1,700,560)
SEMICONDUCTORS - (1.42)%
KLA-Tenor Corporation	(157,980)	(17,221,400)
Marvell Technology Group Ltd. (b)	(782,522)	(16,432,962)
		(33,654,362)

TOTAL COMMON STOCKS
(Proceeds $429,229,134)	(533,207,459)
TOTAL SHORT INVESTMENTS
(Proceeds $429,229,134) - (22.51)%	(533,207,459)
TOTAL NET INVESTMENTS
(Cost $1,758,915,117) - 73.95%	1,751,517,017
OTHER ASSETS IN EXCESS OF LIABILITIES - 26.05%	616,979,805
TOTAL NET ASSETS - 100.00%	$2,368,496,822

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the schedule of investments for more information.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2018, these securities represent 0.96% of total net assets.
(i)	Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of March 31, 2018, this common stock had a cost of $57,736,820 and its market value represented 2.50% of total net assets. The Fund's adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (l) on the schedule of investments more information.
(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2018.
(k)	As of March 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$1,745,962,104

Gross unrealized appreciation	204,407,816
Gross unrealized depreciation	(180,134,282)
Net unrealized appreciation (depreciation)	$24,273,534

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(l)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end and exchange traded funds, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor approved by the Board. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,465,584,438	$ 10,991,776	$59,213,476	$1,535,789,690
Private Investment In Public Equity	4,776,978	-	-	4,776,978
Closed End Funds	296,038,500	-	-	296,038,500
Preferred Stock	5,891,128	-	-	5,891,128
Contingent Value Rights	-	-	61,005	61,005
Rights	-	652,385	-	652,385
Warrants	-	671,873	-	671,873
Convertible Bonds	-	14,031,209	-	14,031,209
Corporate Bonds	-	116,045,402	-	116,045,402
Purchased Option Contracts	7,862,991	-	-	7,862,991
Escrow Notes	-	-	2,113,790	2,113,790
Short-Term Investments	180,767,999	120,021,526	-	300,789,525
Swap Contracts**	-	29,760,742	-	29,760,742
Total	$1,960,922,034	$ 292,174,913	$61,388,271	$2,314,485,218

Liabilities
Short Common Stock*	$ 516,844,698	$ 16,362,761	$ -	$ 533,207,459
Written Option Contracts	6,247,415	-	-	6,247,415
Forward Currency Exchange Contracts**	-	4,794,706	-	4,794,706
Total	$ 523,092,113	$ 21,157,467	$ -	$ 544,249,580

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At March 31, 2018, the value of these securities was $61,388,271. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers between levels during the three months ended March 31, 2018. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2017	$ 58,982,517	$ 991,436	$ 1,989,450	$ 61,963,403
Purchases on Investments	-	-	-	-
(Sales) of Investments	-	(1,600,405)	-	(1,600,405)
Realized (Gain) Loss	-	1,600,405	-	1,600,405
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	230,959	(930,431)	124,340	(575,132)
Balance as of March 31, 2018	$ 59,213,476	$ 61,005	$ 2,113,790	$ 61,388,271

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2018 totals $(575,132).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2018 are as follows:

Description	Fair Value at March 31, 2018	Valuation Technique	Unobservable Input
Common Stock	$ 59,213,476	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2018, the value of these investments was $2,174,795. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

(m)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2018

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 7,862,991	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Options Written	6,247,415
Swap Contracts	Schedule of Swap Contracts	29,760,742	Schedule of Swap Contracts	-
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	4,794,706
Total		$37,623,733		$11,042,121

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
CenturyLink, Inc.
Expiration: May 2018, Exercise Price: $18.00	734	$ 1,205,962	$ 30,828
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $67.50	4,422	28,172,562	165,825
Expiration: April 2018, Exercise Price: $70.00	948	6,039,708	11,376
Dr Pepper Snapple Group, Inc.
Expiration: May 2018, Exercise Price: $120.00	300	3,551,400	51,000
GGP, Inc.
Expiration: April 2018, Exercise Price: $23.00	11,154	22,821,084	111,540
Huntsman Corporation
Expiration: May 2018, Exercise Price: $33.00	10,157	29,709,225	330,103
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $280.00	2,120	55,787,800	50,880
Twenty-First Century Fox, Inc. Class A
Expiration: April 2018, Exercise Price: $35.00	641	2,351,829	118,585
Expiration: June 2018, Exercise Price: $36.00	2,553	9,366,957	446,775
Twenty-First Century Fox, Inc. Class B
Expiration: April 2018, Exercise Price: $34.00	9,539	34,693,343	2,861,700
United Technologies Corporation
Expiration: August 2018, Exercise Price: $125.00	396	4,982,472	306,900
			4,485,512
PUT OPTIONS WRITTEN
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $252.00	3,011	79,234,465	469,716
Expiration: May 2018, Exercise Price: $251.00	2,980	78,418,700	917,840
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $95.00	2,109	21,992,652	374,347
			1,761,903
TOTAL OPTIONS WRITTEN
(Premiums received $12,953,013)			$ 6,247,415

ETF	- Exchange-Traded Fund

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
March 31, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2018	Currency to be Received		March 31, 2018	(Depreciation)*
5/15/2018	JPM	14,938,147	AUD	$ 11,473,857	11,508,126	USD	$ 11,508,126	$ 34,269
5/15/2018	JPM	11,548,428	USD	11,548,428	14,938,147	AUD	11,473,857	(74,571)
5/25/2018	JPM	2,310,849	AUD	1,774,983	1,792,752	USD	1,792,752	17,769
6/6/2018	JPM	320,701,732	DKK	53,208,924	53,509,850	USD	53,509,850	300,926
6/4/2018	JPM	19,555,636	EUR	24,181,361	24,229,433	USD	24,229,433	48,072
6/4/2018	JPM	24,463,193	USD	24,463,193	19,555,636	EUR	24,181,361	(281,832)
6/5/2018	JPM	56,526,438	EUR	69,903,267	69,999,362	USD	69,999,362	96,095
7/5/2018	JPM	34,498,756	EUR	42,770,281	43,156,163	USD	43,156,163	385,882
8/15/2018	JPM	42,932,564	EUR	53,400,678	52,372,365	USD	52,372,365	(1,028,313)
5/30/2018	JPM	1,837,969	GBP	2,585,227	2,632,793	USD	2,632,793	47,566
5/30/2018	JPM	2,589,950	USD	2,589,950	1,837,970	GBP	2,585,229	(4,721)
6/15/2018	JPM	4,330,729	GBP	6,096,219	5,843,383	USD	5,843,383	(252,836)
6/15/2018	JPM	6,096,331	USD	6,096,331	4,330,729	GBP	6,096,218	(113)
7/13/2018	JPM	100,021,045	GBP	140,973,105	136,551,855	USD	136,551,855	(4,421,250)
7/13/2018	JPM	19,430,946	USD	19,430,946	13,973,431	GBP	19,694,635	263,689
7/17/2018	JPM	3,694,820	GBP	5,208,480	5,235,224	USD	5,235,224	26,744
9/11/2018	JPM	3,965,608	GBP	5,603,348	5,568,530	USD	5,568,530	(34,818)
9/11/2018	JPM	794,948	USD	794,948	567,820	GBP	802,322	7,374
5/21/2018	JPM	2,302,220,251	JPY	21,711,500	21,792,372	USD	21,792,372	80,872
5/21/2018	JPM	21,717,010	USD	21,717,010	2,302,220,251	JPY	21,711,500	(5,510)
				$ 525,532,036			$ 520,737,330	$ (4,794,706)

AUD	- Australian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2018 (Unaudited)
			Pay/Receive					Unrealized
			on Financing	Financing	Payment			Appreciation
Counterparty	Security	Termination Date	Rate	Rate	Frequency	Shares	Notional Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Abertis Infraestructuras SA	10/19/2018	Pay	0.400% + 3 Month LIBOR	Quarterly	3,078,782	$ 68,583,134	$ 358,863
BAML	Ablynx NV	1/29/2019	Pay	0.750% + 1 Month LIBOR	Monthly	677,984	36,855,934	309,404
BAML	Gemalto NV	12/18/2018	Pay	0.350% + 1 Month LIBOR	Monthly	81,428	4,761,463	209,922
JPM	Gemalto NV	12/19/2018	Pay	0.740% + 3 Month LIBOR	Quarterly	760,386	45,386,045	1,011,775
GS	GKN plc	3/14/2019	Pay	0.500% + 3 Month LIBOR	Quarterly	598,523	3,630,627	254,349
BAML	GKN plc	3/19/2019	Pay	1.600% + 1 Month LIBOR	Monthly	3,398,874	20,515,317	1,546,383
BAML	Linde AG	1/25/2019	Pay	0.350% + 1 Month LIBOR	Monthly	168,492	39,065,172	(3,616,325)
JPM	Mantra Group Ltd.	3/2/2019	Pay	0.400% + 3 Month LIBOR	Quarterly	583,548	1,754,333	4,977
JPM	Sky plc	5/3/2018	Pay	0.532% + 3 Month LIBOR	Quarterly	6,852,132	96,928,273	27,670,619
JPM	TDC A/S	2/12/2019	Pay	0.750% + 3 Month LIBOR	Quarterly	5,807,923	47,632,478	353,177
GS	TDC A/S	2/23/2019	Pay	0.500% +3 Month LIBOR	Quarterly	574,202	4,707,150	33,426
JPM	UBM plc	1/18/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	2,163,869	27,554,458	893,145

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP 3/28/2019		Pay	(10.500)% + 1 Month LIBOR	Monthly	(72,227)	(1,403,473)	17,436
JPM	Informa plc	1/18/2019	Receive	(0.427)% + 3 Month LIBOR	Quarterly	(2,343,471)	(23,080,479)	(529,115)
JPM	Melrose Industries plc	1/17/2019	Receive	(0.866)% + 3 Month LIBOR	Quarterly	(4,320,379)	(13,407,163)	(585,419)
GS	Melrose Industries plc	3/14/2019	Receive	(1.750)% + 3 Month LIBOR	Quarterly	(1,103,541)	(3,430,423)	(146,410)
BAML	Praxair, Inc.	1/25/2019	Receive	(0.400)% + 1 Month LIBOR	Monthly	(145,617)	(22,809,348)	1,974,535
								$ 29,760,742
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable)

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                             5/25/2018

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                             5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date                                             5/25/2018

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                             5/25/2018

* Print the name and title of each signing officer under his or her signature.